Apr. 30, 2018
ADVANCED SERIES TRUST

AST FQ Absolute Return Currency Portfolio

AST Franklin Templeton K2 Global Absolute Return Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Managed Alternatives Portfolio

AST Templeton Global Bond Portfolio

Supplement dated July 26, 2018 to the

Currently Effective Prospectuses and Summary Prospectuses

THE PRUDENTIAL SERIES FUND
Conservative Balanced Portfolio
Flexible Managed Portfolio

Supplement dated July 26, 2018 to the

Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with the currently effective Prospectuses for the Advanced Series Trust (the AST Prospectuses) and for The Prudential Series Fund (the PSF Prospectus), and the Summary Prospectuses (each, a Summary Prospectus) for the AST FQ Absolute Return Currency Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST J.P. Morgan Strategic Opportunities Portfolio, AST Managed Alternatives Portfolio, AST Templeton Global Bond Portfolio, Conservative Balanced Portfolio and the Flexible Managed Portfolio (each a Portfolio, and collectively, the Portfolios), and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the AST Prospectuses, the PSF Prospectus and each Portfolio’s Summary Prospectus.

On August 31, 2017, the London Stock Exchange Group plc acquired the Citigroup (Citi) fixed-income benchmark indices and renamed each such Citi index as an “FTSE” index. Accordingly, for each of the Portfolios, the name of the Citi index appearing in each Portfolio’s Summary Prospectus, the AST Prospectuses and the PSF Prospectus are hereby revised accordingly, and each such index is hereinafter identified as an FTSE index. The operation of each FTSE index is unaffected.